RELATED PARTIES	6 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTIES

NOTE 8:- RELATED PARTIES

a.	Mr. Udi Gilboa and Dr. Dalia Megiddo are shareholders and each hold approximately 16% of the Company’s issued and outstanding Ordinary Shares as of June 30, 2026. Mr. Gilboa is the Chairman of the Board of Directors and Dr. Megiddo is a member of the Board of Directors, Chief Development Officer and Chief Medical Officer, and the former Chief Executive Officer (until January 6, 2025).

b.	Dr. Ronnie Hershman is a member of the Board of Directors and beneficially holds approximately 8% of the Company’s issued and outstanding Ordinary Shares as of June 30, 2026.

c.	Mr. Gilboa and Dr. Megiddo were each entitled to management fee of NIS 45 (approximately $13) plus customary social benefits of additional 25% of the management fee. In February 2022, both Mr. Gilboa and Dr. Megiddo agreed to a voluntary deferral of such fee of NIS 9 (approximately $3), and an additional deferral of NIS 18 (approximately $5) in November 2022. In October 2025, entire deferred fees totaling $346 and $342 covering the period from March 2022 to July 2025 was paid to Mr. Gilboa and Dr. Megiddo, respectively. As of June 30, 2026, there were no outstanding balances for management fees payable to Mr. Gilboa and Dr. Mergiddo. As of December 31 2025 the Company had outstanding management fee balances totaling $73.

In March 2025, the shareholders and the Board of Directors approved compensation adjustments upon completion of the IPO to Mr. Udi Gilboa, as follows: (i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 90 ($25) monthly consultation fee in the second year following the IPO, and (iii) NIS 95 ($26) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of the annual consulting fees, the specific amount of which is subject to further approval of our Board of Directors; and (vi) one-time bonus of NIS 1,068 plus VAT ($293) upon completion of the IPO. Further, the compensation committee and Board of Directors, may grant Mr. Gilboa: (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) an equity financing bonus equal to up to 2% of the cash proceeds in a private placement or other equity financing transaction, and (iii) a one-time bonus for special efforts performed by Mr. Gilboa and/or in respect of the significant contribution of Mr. Gilboa to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s ordinary course of business.

In March 2025, the Board of Directors and the shareholders approved compensation adjustments upon completion of the IPO to Dr. Dalia Megiddo, as follows: (i) NIS 86 ($24) monthly consultation fee in the first year following the IPO, (ii) NIS 97 ($27) monthly consultation fee in the second year following the IPO, and (iii) NIS 106 ($29) monthly consultation fee from the third year following the IPO; (iv) monthly car allowance and maintenance expenses of NIS 4 ($1); (v) annual bonus of up to 25% of annual consulting fees, subject to approval of our Board of Directors; one-time bonus of NIS 855 plus VAT ($235) upon completion of the IPO. Further, the compensation committee and the Board of Directors, may grant Dr. Megiddo (i) a special bonus of up to 1.5% of the proceeds of a qualified merger, sale, or assignment as provided therein; (ii) a one-time bonus for special efforts performed by Dr. Megiddo and/or in respect of the significant contribution of Dr. Megiddo to the Company’s operations, special projects or extra ordinary achievements which are not in the Company’s general course of business; (iii) a bonus of NIS 905 plus VAT ($249) upon NDA submission for NS002 to the FDA; and (iv) a bonus of NIS 1,811 plus VAT ($497) upon FDA approval of an NDA for NS002.

For the six months ended June 30, 2026 and 2025, management fees for Mr. Gilboa in the total amount of $456 and $137  respectively, recorded as operating expense within the consolidated statements of operations. Mr. Gilboa’s fees for the six-months ended June 30, 2026 include a one-time bonus of $277 representing 2% of the private placement’s aggregate net proceeds in connection with the February 2026 Private Placement.

For the six months ended June 30, 2026 and 2025, management fees for Dr. Dalia Megido in the amount of $182  and $94  respectively, recorded as operating expense within the consolidated statements of operations.

NASUS PHARMA LTD. AND ITS SUBSIDIARY

NOTES TO UNAUDITED CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

(Amounts in U.S. dollars in thousands, except share and per share amounts)

d.	Mr. Gilboa subleased office space for a monthly fee of NIS 12 (approximately $3) and Topnotch Consultancy (2009) Ltd., a company owned by Mr. Gilboa, provided the Company with secretarial services for a monthly fee of NIS 15 (approximately $4), which increased from a monthly fee of NIS 5 (approximately $2) starting April 2025. The agreements were terminated in September 2025.

e.	Mr. Gilboa, Dr. Megiddo and Dr. Ronnie Hershman have all participated in SAFEs issued by the Company (see Note 3). Mr. Gilboa, Dr. Megiddo and Dr. Hershman invested $50, $50 and $150 respectively in the 2024 SAFEs.

f.	Mr. Gilboa, Dr. Megiddo and Dr. Ronnie Hershman invested $10, $10 and $290 in the short-term debt from shareholders as part of the July 2022 Loan and the February 2024 Loan, which was later exchanged to 2024 SAFEs (see Note 3).

g.	Mr. Gilboa, Dr. Megiddo and Dr. Hirshman are major shareholders of Formulex which granted services and additional services and license to the Company (see Note 6).

h.	In January 2025, the Board of Directors approved the engagement with Dan Teleman as Chief Executive Officer (“CEO”). The CEO is entitled to a gross monthly salary in the amount of NIS 30 ($9) beginning January 7, 2025 and until March 2025. Beginning April 1, 2025, the CEO is entitled to a gross monthly salary of NIS 40 ($11), to be increased to NIS 70 ($22) as of and subject to consummation of the IPO until the first anniversary of the IPO, and thereafter to NIS 75 ($24) until the second anniversary of the IPO and to NIS 80 ($25) thereafter. Additionally, the CEO will be entitled to an annual bonus in between 10%-20% of his annual gross salary (the “CEO Annual Bonus”). The CEO is also entitled to other benefits such as reimbursement of expenses and certain bonus payments, including a one-time bonus payment of NIS 120 ($33) upon and subject to consummation of the IPO (the “CEO IPO Bonus”).

In March 2025, the shareholders and the Board of Directors approved, subject to the consummation of the IPO, the following amendments to the agreement with the CEO (1) an increase in the CEO Annual Bonus from 10%-20% of his annual gross salary to 20%-30%; (2) one-time bonus of $75 if the Phase 3 clinical trial of NS002 successfully meets its primary end-point; and (3) an increase in the CEO IPO Bonus to NIS 240 ($66). In August 2025, following the consummation of the IPO, the Company paid the CEO IPO Bonus.

On July 22, 2026, Mr. Dan Teleman and the Company entered into mutual separation agreement   (see Note 11).

i.	Mr. Gilboa and Dr. Ronnie Hershman invested $100 each in the February 2026 Private Placement.

In addition, Mr. Udi Gilboa received a bonus of 2% of the private placement’s aggregate net proceeds, in an amount of $277. In addition, management received a bonus of $270 in aggregate of which $70 is subject to the shareholder approval.

j.	The following related party balances are included in the balance sheets:

	June 30, 2026	December 31, 2025
CURRENT LIABILITIES:
Trade payables	-	$78
Accrued expense and other current liabilities	$94	$136

k.	The following related party transactions are included in the statements of operations:

	Six Months Ended June 30,
	2026	2025

Research and development	$320	$295
General and administrative	$839	$286